DESCRIPTION OF BUSINESS (Details) $ in Thousands, shares in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2018 item
Variable Interest Entity [Line Items]
Number of patients | item							133
Cash and cash equivalents		$ 72,090		$ 162,636	$ 52,389	$ 48,121
Accumulated deficit		349,024		316,257	315,921
Negative cash flows from operating activities incurred		$ 1,441	$ 41,616	$ 68,878	$ 30,837	$ 37,521
Viventia Bio Inc.
Variable Interest Entity [Line Items]
Shares of common stock issued to the selling shareholders (in shares) | shares	4.0
Percentage of voting interests acquired	19.90%
Period during which quarterly earn-outs are payable after date of net sales	15 years
Period in which acquire is to use commercially reasonable efforts to achieve marketing authorizations	7 years
Viventia Bio Inc. | Vicinium | Collaborative Arrangement, Revenue based on Specified Milestone
Variable Interest Entity [Line Items]
Percentage of net sales of quarterly earn-out payments during earn-out periods	2.00%
Viventia Bio Inc. | Vicinium | Collaborative Arrangement, Revenue based on Specified Milestone | United States
Variable Interest Entity [Line Items]
One-time milestone payment upon first sale of product	$ 12,500
Viventia Bio Inc. | Vicinium | Collaborative Arrangement, Revenue based on Specified Milestone | Europe
Variable Interest Entity [Line Items]
One-time milestone payment upon first sale of product	7,000
Viventia Bio Inc. | Vicinium | Collaborative Arrangement, Revenue based on Specified Milestone | Japan
Variable Interest Entity [Line Items]
One-time milestone payment upon first sale of product	$ 3,000